Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net (Textual)
Depreciation expense	$ 232	$ 455	$ 744	$ 1,011	$ 1,371